Description of Business and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Description Of Business And Summary Of Significant Accounting Policies Policies
Description of Business

HPEV, Inc. and subsidiary, (we, us, our, the "Company" or "HPEV") was incorporated in the State of Nevada in July 2002. In April 2014, we formed Ultimate Power Truck, LLC ("Ultimate Power Truck" or "UPT"), of which we own 95% and a shareholder of HPEV owns 5%. We were formerly known as Bibb Corporation and as Z3 Enterprises.

We have developed and intend to commercialize thermal dispersion technologies in various product platforms and a parallel power input gearbox, around which we have designed a mobile generator system that can be retrofit onto new and existing trucks. In preparation, we have applied for trademarks for one of our technologies and its acronym. We currently have two trademarks in the application process: HPEV and TEHPC. We believe that our proprietary technologies, including our patent portfolio and trade secrets, can help increase the efficiency and positively affect manufacturing cost structure in several large industries beginning with motors/generators and fleet vehicles. The markets for products utilizing our technology include consumer, industrial and military markets, both in the U.S. and worldwide.

Our technologies are divided into two distinct but complementary categories: heat dispersion technology and mobile electric power. As of June 30, 2015, we have five patents and seven patent applications pending in the area of composite heat structures, motors, and related structures, heat pipe architecture, applications (commonly referred to as "thermal" or "heat dispersion technology") and a parallel power vehicle platform. We intend to commercialize our patents by licensing our thermal technologies and applications to electric motor, pump and vehicle component manufacturers; and by licensing or selling a mobile electric power system powered by our proprietary gearing system to commercial vehicle and fleet owners.

Basis of Presentation

The accompanying condensed consolidated balance sheet as of December 31, 2014, has been derived from audited financial statements. The accompanying unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual audited financial statements and in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial information and the rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial statements. In the opinion of management, such unaudited information includes all adjustments (consisting only of normal recurring accruals) necessary for a fair presentation of this interim information. All intercompany transactions have been eliminated in consolidation. Noncontrolling interest represents the 5% third party ownership of our subsidiary, UPT. Operating results and cash flows for interim periods are not necessarily indicative of results that can be expected for the entire year. The information included in this report should be read in conjunction with our audited financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2014.

Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming we will continue as a going concern. We have incurred net losses of $36,649,585 since inception and have not fully commenced operations, raising substantial doubt about our ability to continue as a going concern. Our ability to continue as a going concern is dependent on our ability to generate revenue, achieve profitable operations and repay our obligations when they come due. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty. As of the filing date of this Quarterly Report on Form 10-Q, management is negotiating additional funding arrangements to support completion of the initial phases of our business plan: to license its thermal technologies and applications, including submersible dry-pit applications; and to license and sell mobile generation retrofit kits (our Ultimate Power Truck business) driven by our proprietary gearing system. There can be no assurance, however, that we will be successful in raising additional financing and accomplishing these objectives.

Cash and cash equivalents		Cash and cash equivalents include cash on hand, deposits with banks, and investments that are highly liquid and have maturities of three months or less at the date of purchase.
Equipment

Equipment consists of vehicles we use for testing and demonstrating our technology to potential customers. Depreciation is recorded using the straight-line method over five years, the estimated useful life.

Impairment of long-lived assets

When facts and circumstances indicate that the carrying value of long-lived assets may not be recoverable, management assesses the recoverability of the carrying value by preparing estimates of revenues and the resulting gross profit and cash flows. These estimated future cash flows are consistent with those we use in our internal planning. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount, we recognize an impairment loss. The impairment loss recognized, if any, is the amount by which the carrying amount of the asset (or asset group) exceeds the fair value. We may use a variety of methods to determine the fair value of these assets, including discounted cash flow models, which are consistent with the assumptions we believe hypothetical marketplace participants would use.

Accrued liabilities - related party		These represents amount due to management and their affiliates for services performed.
Research and development costs

Internal costs related to research and development efforts on existing or potential products are expensed as incurred. External costs incurred for intangible assets, such as attorney fees for patents, are capitalized.

Share-based payments

All of our share-based awards are classified as equity. We do not have any liability classified share-based awards. Each warrant or stock option is exercisable for one share of our common stock.

Nonemployees – We may enter into agreements with nonemployees to make share-based payments in return for services. These payments may be made in the form of common stock or common stock warrants. We recognize expense for fully-vested warrants at the time they are granted. For awards with service or performance conditions, we generally recognize expense over the service period or when the performance condition is met; however, there may be circumstances in which we determine that the performance condition is probable before the actual performance condition is achieved. In such circumstances, the amount recognized as expense is the pro rata amount, depending on the estimated progress towards completion of the performance condition. Nonemployee share-based payments are measured at fair value, based on either the fair value of the equity instrument issued or on the fair value of the services received. Typically, it is not practical to value the services received, so we determine the fair value of common stock grants based on the price of the common stock on the measurement date (which is the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, if there are sufficient disincentives to ensure performance, or the date at which the counterparty’s performance is complete), and the fair value of common stock warrants using the Black-Scholes option-pricing model (“Black-Scholes”). We use historical data to estimate the expected price volatility, the expected stock option life and expected forfeiture rate. The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of grant for the estimated life of the stock option. For awards that are recognized when a performance condition is probable, the fair value is estimated at each reporting date. The cost ultimately recognized is the fair value of the equity award on the date the performance condition is achieved. Accordingly, the expense recognized may change between interim reporting dates and the date the performance condition is achieved.

Employees – We issue two types of common stock options to employees: 1) fully-vested at the time of grant and 2) market price-based vesting. We recognize expense for fully-vested stock options on the date of grant at the estimated fair value of the options using Black-Scholes. We recognize expense for market price-based options at the estimated fair value of the options using the lattice-based option valuation model (“Lattice Model”) over the estimated life of the options used in the Lattice Model. We use historical data to estimate the expected price volatility, the expected stock option life and expected forfeiture rate. The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of grant for the estimated life of the stock option.

Modification of share-based payment awards – In the event we modify the terms of a nonvested share-based payment award, we would incur additional expense for the excess of the fair value of the modified share-based payment award, measured at the date of modification, over the fair value of the original share-based payment award. The incremental expense would be recognized ratably over the remaining vesting period.

Sale of common stock with warrants – When we sell common stock we may also issue common stock warrants. We treat the value of these warrants as equity issuance costs. Accordingly, the value of the common stock warrants is included as a component of additional paid-in capital upon recording the sale of common stock.

Nonemployee stock option – In 2012, we issued an equity-based award in the form of stock options to a nonemployee, which have been aggregated and classified with nonemployee common stock warrants, as the terms are similar to the common stock warrants we issued to nonemployees. The stock options were exercised on a cashless basis in 2013.

Cashless exercise – Most of our common stock warrants and stock options may be exercised on a cashless basis. The number of shares of our common stock received upon exercising on a cashless basis is based on a) the volume weighted-average price of our common stock for three trading days immediately preceding the exercise date; b) the exercise price of the warrant or option; and c) the number of common shares issuable under the instrument.

Income Taxes

We recognize deferred income tax assets and liabilities for the expected future tax consequences of temporary differences between the income tax and financial reporting carrying amount of our assets and liabilities. We monitor our deferred tax assets and evaluate the need for a valuation allowance based on the estimate of the amount of such deferred tax assets that we believe do not meet the more-likely-than-not recognition criteria. We also evaluate whether we have any uncertain tax positions and would record a reserve if we believe it is more-likely-than-not our position would not prevail with the applicable tax authorities. Our assessment of tax positions as of December 31, 2014 and 2013, determined that there were no material uncertain tax positions.

UPT is a limited liability company (“LLC”), which is treated as a partnership for income tax purposes, where all tax obligations flow through to the owners of the LLC during the period in which income taxes were incurred.

Fair Value of Financial Instruments

Our financial instruments include cash and cash equivalents, accounts payable, accrued liabilities, and debt. The carrying value of these financial instruments is considered to be representative of their fair value due to the short maturity of these instruments. The carrying amount of our debt approximates fair value, because the interest rates on these instruments approximate the interest rate on debt with similar terms available to us.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last unobservable, as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the measurement of the fair value of the assets or liabilities.

Reportable segments

We have identified our operating segments, our chief operating decision maker (“CODM”), and the discrete financial information reviewed by the CODM. After evaluating this information, we have determined that we have one reportable segment.

Recently Issued Accounting Pronouncements	We have evaluated the other recent accounting pronouncements through ASU 2015-03 and believe that none of them will have a material effect on our financial statements.

In August, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40), which now requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date the financial statements are issued. If conditions or events raise substantial doubt about an entity’s ability to continue as a going concern, and substantial doubt is not alleviated after consideration of management’s plans, additional disclosures are required. The amendments in this update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. These requirements were previously included within auditing standards and federal securities law, but are now included within U.S. GAAP. We have evaluated our disclosures regarding our ability to continue as a going concern and concluded that we are in compliance with the disclosure requirements.

In June, 2014, the FASB issued ASU No. 2014-10, Development Stage Entities (Topic 915) – Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation, which eliminates the concept of a development stage entity (DSE) its entirety from current accounting guidance. We have elected early adoption of this standard, which eliminates the designation of DSEs and the requirement to disclose results of operations and cash flows since inception.

We have evaluated the other recent accounting pronouncements through ASU 2015-02 and believe that none of them will have a material effect on our financial statements.